Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ 80	$ (99)
Gain (loss) reclassified from OCI into earnings	54	16
Forward contracts | Cost of sales | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	49	(54)
Gain (loss) reclassified from OCI into earnings	24	13
Forward contracts | Selling, general and administrative expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	4	(7)
Gain (loss) reclassified from OCI into earnings	3	1
Forward contracts | Research and development expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	17	(17)
Gain (loss) reclassified from OCI into earnings	10	2
Currency collars | Cost of sales | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	6	(15)
Gain (loss) reclassified from OCI into earnings	11	0
Currency collars | Selling, general and administrative expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	1	(2)
Gain (loss) reclassified from OCI into earnings	1	0
Currency collars | Research and development expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	3	(4)
Gain (loss) reclassified from OCI into earnings	$ 5	$ 0